Business combination and disposal of subsidiaries (Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
		Feb. 03, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Feb. 28, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Business combination [Line Items]
Goodwill			¥ 14,300				¥ 14,300			¥ 151,638		¥ 300,382	$ 2,060
Goodwill, Impairment Loss	[2]						17,665	[1]	$ 2,544	310,124	[1]
Gain (Loss) on Disposition of Stock in Subsidiary							103,960		14,973
Equity Method Investment, Realized Gain (Loss) on Disposal							¥ 25,061		$ 3,610			¥ 999
Xingxue Technology Development Co., Ltd [Member]
Business combination [Line Items]
Percentage of equity interests acquired			33.86%				33.86%						33.86%
Equity Method Investment Disposal Percentage			33.86%
Assets and Liabilities for Disposal of Subsidiaries			¥ 154,999				¥ 154,999
Proceeds from Sale of Equity Method Investments			¥ 118,500
Equity Method Investment, Ownership Percentage			31.14%				31.14%						31.14%
Equity Method Investment, Realized Gain (Loss) on Disposal			¥ 127,434
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount							¥ 57,791
Fair value of consideration received, fair value the retained noncontrolling interest and carrying amount of noncontrolling interest			¥ 282,433
Beifu [Member]
Business combination [Line Items]
Percentage of equity interests acquired					70.00%
Cash consideration		¥ 39,200
Base contingent payment to be made when achieves specific percentage of performance metrics					100.00%
Maximum undiscounted amounts the Company could have paid under the contingent consideration provisions of the agreement					¥ 219,000
Contingent consideration					¥ 107,000
Goodwill		¥ 147,388
Subsidiary Divestiture Interest Percentage				60.00%
Goodwill, Impairment Loss						¥ 128,035				¥ 128,035
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				¥ 3,500
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				10.00%
Gain (Loss) on Disposition of Stock in Subsidiary				¥ (23,474)
Fair Value Consideration Received				13,236
Assets and Liabilities for Disposal of Subsidiaries				36,710
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount				¥ (3,088)

[1]	(iii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results. In June 2015, it was noted that 100 Online’s financial and operational performance in the first half year of 2015 was behind the original budget resulting from unexpected fierce market competition and the resignation of a number of key personnel in 100 Online. Accordingly, the Group performed an interim assessment on the goodwill impairment related to 100 Online and recognized an estimated goodwill impairment charge of RMB110,699. Correspondingly, long-term payable amounting to RMB111,547 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment included risk free rate, discount rate and etc. The risk free rate and discount rate were 4.07% and 21.5%, respectively. In the 2015 annual goodwill impairment assessment, the Group has noted further impairment indicator for 100 Online as well as impairment indicator for Beifu as certain key personnel of 100 Online and Beifu resigned in the third quarter of 2015. Based on the result of the annual impairment assessment for 100 Online, an impairment charge of RMB71,390 was recognised and correspondingly, long-term payable amounting to RMB73,618 in relation to the contingent consideration was reversed; For Beifu, an impairment charge of RMB128,035 was recognised and correspondingly, long-term payable amounting to RMB 107,306 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment, included the risk free rate, discount rate and etc. For the goodwill impairment assessment of 100 Online and Beifu, the risk free rate were both 3.85% and the discount rate were 23% and 24.5%, respectively. In December 2016, the Group has identified further impairment indicator for 100 Online as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100 Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively. The above goodwill impairment assessments on 100 Online, Beifu and Bilin Online adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:For the year ended December 31, Note 2014 2015 2016 2016 RMB RMB RMB US$ (Note2(e)) Cost of revenues 18,037 23,963 15,894 2,289 Research and development expenses 54,141 70,951 78,816 11,352 Sales and marketing expenses 2,807 3,283 3,107 448 General and administrative expenses 59,647 87,175 59,469 8,565